EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 97.5%(a)	Shares	Value
ARK Innovation ETF (b)	14,342	$797,989
Health Care Select Sector SPDR Fund	6,139	914,281
Invesco QQQ Trust Series 1	2,156	1,095,615
Materials Select Sector SPDR Fund	10,158	901,624
SPDR S&P Metals & Mining ETF	19,010	1,104,482
SPDR S&P Retail ETF	14,046	1,041,370
Utilities Select Sector SPDR Fund	11,578	917,209
VanEck Semiconductor ETF (b)	4,627	1,077,027
Vanguard Consumer Staples ETF	4,186	941,473
TOTAL EXCHANGE TRADED FUNDS (Cost $8,797,774)		8,791,070

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.29% (c)	10,009	10,009
TOTAL SHORT-TERM INVESTMENTS (Cost $10,009)		10,009

TOTAL INVESTMENTS - 97.6% (Cost $8,807,783)		$8,801,079
Other Assets in Excess of Liabilities - 2.4%		225,015
TOTAL NET ASSETS - 100.0%		$9,026,094

Percentages are stated as a percent of net assets.

(a)	Includes assets pledged as collateral for securities sold short. At February 28, 2025, the value of these assets total $4,382,040.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (47.2%)	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	(2,427)	$(524,135)
Global X Uranium ETF	(26,545)	(658,316)
Industrial Select Sector SPDR Fund	(4,073)	(555,272)
iShares U.S. Home Construction ETF	(7,007)	(692,572)
iShares U.S. Telecommunications ETF	(20,525)	(582,910)
ProShares UltraShort 20+ Year Treasury	(15,442)	(507,733)
SPDR S&P Oil & Gas Exploration & Production ETF	(5,604)	(733,620)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,487,164)		(4,254,558)

TOTAL SECURITIES SOLD SHORT - (47.2%) (Proceeds $4,487,164)		$(4,254,558)

Percentages are stated as a percent of net assets.

EFFICIENT MARKET PORTFOLIO PLUS ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Efficient Market Portfolio Plus ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$8,791,070	$—	$—	$8,791,070
Money Market Funds	10,009	—	—	10,009
Total Investments	$8,801,079	$—	$—	$8,801,079

Liabilities
Exchange Traded Funds	$(4,254,558)	$—	$—	$(4,254,558)
Total Investments	$(4,254,558)	$—	$—	$(4,254,558)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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